Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 11, 2021
Document Effective Date	Mar. 11, 2021
Prospectus Date	Mar. 08, 2021
Modern Capital Tactical Opportunities Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	MCTOX
Modern Capital Tactical Opportunities Fund | Class ADV Shares
Prospectus [Line Items]
Trading Symbol	MCTDX